Inventories (Tables)	9 Months Ended
Sep. 30, 2020
Inventories
Schedule of Inventory Components

	As of
In thousands of EUR	September 30, 2020	December 31, 2019
Merchandise available for sale	9,103	11,176
Less: Provision for slow moving and obsolete inventories	(1,415)	(1,180)
Total Inventories	7,688	9,996